NATIONWIDE

VLI SEPARATE

ACCOUNT-3

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-3:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Stock Index Fund, Inc. - Initial Shares (DSIF)
5,348 shares (cost $159,221)	$232,225
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2,266 shares (cost $77,838)	87,383
Emerging Markets Debt Portfolio - Class I (MSEM)
2,723 shares (cost $22,141)	20,284
U.S. Real Estate Portfolio - Class I (MSVRE)
5,972 shares (cost $82,134)	121,110
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
80 shares (cost $1,440)	1,240
NVIT International Equity Fund - Class I (GIG)
568 shares (cost $6,151)	5,421
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,498 shares (cost $15,830)	13,561
NVIT Core Bond Fund - Class I (NVCBD1)
255 shares (cost $2,763)	2,663
NVIT Nationwide Fund - Class I (TRF)
534,045 shares (cost $5,633,406)	7,781,031
NVIT Government Bond Fund - Class I (GBF)
67,079 shares (cost $777,836)	728,481
American Century NVIT Growth Fund - Class I (CAF)
149,409 shares (cost $1,840,413)	3,032,999
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
5,592 shares (cost $61,133)	70,509
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2,402 shares (cost $24,933)	23,831
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
10,936 shares (cost $132,611)	137,137
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
16,701 shares (cost $166,418)	221,960
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,100 shares (cost $13,017)	12,183
NVIT Money Market Fund - Class I (SAM)
206,866 shares (cost $206,866)	206,866
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
775 shares (cost $9,218)	7,955
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,110 shares (cost $11,571)	14,013
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2,790 shares (cost $27,450)	27,787
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
477 shares (cost $6,012)	5,129
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
214 shares (cost $2,355)	2,156
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
17,198 shares (cost $185,885)	226,665
NVIT Multi-Manager Small Company Fund - Class I (SCF)
5,648 shares (cost $101,946)	116,287
NVIT Large Cap Growth Fund - Class I (NVOLG1)
270 shares (cost $5,297)	5,406
NVIT Real Estate Fund - Class I (NVRE1)
1,073 shares (cost $8,846)	6,961
VP Balanced Fund - Class I (ACVB)
22,625 shares (cost $147,519)	156,793
VP Capital Appreciation Fund - Class I (ACVCA)
7,726 shares (cost $104,627)	116,043
VP Income & Growth Fund - Class I (ACVIG)
1,718 shares (cost $11,301)	14,721

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VP International Fund - Class I (ACVI)
2,740 shares (cost $22,667)	27,456
VP Value Fund - Class I (ACVV)
16,210 shares (cost $94,186)	143,462
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,972 shares (cost $30,775)	32,953
Appreciation Portfolio - Initial Shares (DCAP)
170 shares (cost $6,114)	7,687
Growth and Income Portfolio - Initial Shares (DGI)
1,019 shares (cost $21,756)	30,552
Quality Bond Fund II - Primary Shares (FQB)
1,449 shares (cost $16,319)	15,895
Equity-Income Portfolio - Initial Class (FEIP)
10,636 shares (cost $207,821)	217,614
High Income Portfolio - Initial Class (FHIP)
8,279 shares (cost $46,225)	40,981
VIP Asset Manager Portfolio - Initial Class (FAMP)
1,992 shares (cost $28,694)	31,389
VIP Contrafund(R) Portfolio - Initial Class (FCP)
14,763 shares (cost $374,116)	500,764
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
282 shares (cost $7,040)	8,965
VIP Growth Portfolio - Initial Class (FGP)
5,838 shares (cost $222,875)	383,828
VIP Overseas Portfolio - Initial Class (FOP)
3,396 shares (cost $55,597)	64,796
VIP Value Strategies Portfolio - Service Class (FVSS)
925 shares (cost $9,207)	13,427
Short Duration Bond Portfolio - I Class Shares (AMTB)
1,411 shares (cost $15,613)	14,843
Guardian Portfolio - I Class Shares (AMGP)
1,409 shares (cost $25,783)	23,530
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
30,477 shares (cost $722,658)	692,739
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2,229 shares (cost $27,529)	29,395
Capital Income Fund/VA - Non-Service Shares (OVMS)
560 shares (cost $6,787)	8,100
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2,110 shares (cost $95,711)	117,102
Core Bond Fund/VA - Non-Service Shares (OVB)
1,773 shares (cost $11,472)	13,670
Global Securities Fund/VA - Non-Service Shares (OVGS)
4,213 shares (cost $118,345)	160,109
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
4,217 shares (cost $44,431)	32,174
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
6,964 shares (cost $88,715)	73,126
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,753 shares (cost $55,567)	29,594
Advantage VT Discovery Fund (SVDF)
2,564 shares (cost $66,575)	66,649
Advantage VT Opportunity Fund - Class 2 (SVOF)
5,139 shares (cost $89,316)	128,741

Total Investments	$16,308,341
Other Accounts Receivable	5,924
Accounts Receivable - Appreciation Portfolio - Initial Shares (DCAP)	7
Accounts Receivable - Appreciation Portfolio - Initial Shares (DCAP)	7
Accounts Receivable - VIP Growth Opportunities Portfolio - Initial Class (FGOP)	17
Accounts Receivable - Quality Bond Fund II - Primary Shares (FQB)	7
Accounts Receivable - American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	13
Accounts Receivable - NVIT Core Bond Fund - Class I (NVCBD1)	1
Accounts Receivable - NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	10
Accounts Receivable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	4
Accounts Receivable - NVIT Large Cap Growth Fund - Class I (NVOLG1)	16
Accounts Receivable - NVIT Real Estate Fund - Class I (NVRE1)	3

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Accounts Payable - VP International Fund - Class I (ACVI)	(17)
Accounts Payable - Short Duration Bond Portfolio - I Class Shares (AMTB)	(9)
Accounts Payable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(11)
Accounts Payable - VIP Asset Manager Portfolio - Initial Class (FAMP)	(9)
Accounts Payable - High Income Portfolio - Initial Class (FHIP)	(30)
Accounts Payable - VIP Value Strategies Portfolio - Service Class (FVSS)	(21)
Accounts Payable - NVIT International Equity Fund - Class I (GIG)	(3)
Accounts Payable - NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	(6)
Accounts Payable - NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	(2)
Accounts Payable - Capital Income Fund/VA - Non-Service Shares (OVMS)	(7)
Accounts Payable - Advantage VT Discovery Fund (SVDF)	(28)
Accounts Payable - NVIT Nationwide Fund - Class I (TRF)	(2,942)

$16,311,265

Contract Owners’ Equity:
Accumulation units	16,311,265

Total Contract Owners’ Equity (note 8)	$16,311,265

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	DSIF	DSRG	MSEM	MSVRE	NVAMV1	GIG	NVNMO1
Reinvested dividends	$173,200	4,274	954	1,158	1,629	32	29	109
Asset charges (note 3)	(104,276)	(1,424)	(565)	(118)	(662)	(7)	(30)	(71)

Net investment income (loss)	68,924	2,850	389	1,040	967	25	(1)	38

Realized gain (loss) on investments	691,552	6,072	4,587	(39)	6,141	(4)	(4)	(208)
Change in unrealized gain (loss) on investments	(1,425,581)	(14,295)	(20,855)	(1,328)	(4,184)	(252)	(607)	(1,286)

Net gain (loss) on investments	(734,029)	(8,223)	(16,268)	(1,367)	1,957	(256)	(611)	(1,494)

Reinvested capital gains	743,499	6,424	11,962	-	-	167	202	1,232

Net increase (decrease) in contract owners’ equity resulting from operations	$78,394	1,051	(3,917)	(327)	2,924	(64)	(410)	(224)

Investment Activity:	NVCBD1	TRF	GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA
Reinvested dividends	$82	97,892	13,087	10,914	1,039	419	2,278	3,405
Asset charges (note 3)	(22)	(49,870)	(4,828)	(19,214)	(483)	(200)	(891)	(1,656)

Net investment income (loss)	60	48,022	8,259	(8,300)	556	219	1,387	1,749

Realized gain (loss) on investments	1	269,165	(5,279)	162,869	5,411	231	681	19,863
Change in unrealized gain (loss) on investments	(115)	(283,643)	(8,705)	(404,923)	(7,183)	(1,413)	(9,688)	(30,651)

Net gain (loss) on investments	(114)	(14,478)	(13,984)	(242,054)	(1,772)	(1,182)	(9,007)	(10,788)

Reinvested capital gains	13	-	-	372,121	-	841	5,707	4,385

Net increase (decrease) in contract owners’ equity resulting from operations	$(41)	33,544	(5,725)	121,767	(1,216)	(122)	(1,913)	(4,654)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	GVDMC	SAM	NVMIG1	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCVF
Reinvested dividends	$209	-	60	67	370	-	27	1,682
Asset charges (note 3)	(69)	(1,212)	(61)	(101)	(187)	(43)	(18)	(1,394)

Net investment income (loss)	140	(1,212)	(1)	(34)	183	(43)	9	288

Realized gain (loss) on investments	108	-	(54)	222	471	37	28	2,221
Change in unrealized gain (loss) on investments	(944)	-	(529)	(994)	(4,922)	(818)	(364)	(43,826)

Net gain (loss) on investments	(836)	-	(583)	(772)	(4,451)	(781)	(336)	(41,605)

Reinvested capital gains	638	-	497	1,183	3,176	772	245	25,186

Net increase (decrease) in contract owners’ equity resulting from operations	$(58)	(1,212)	(87)	377	(1,092)	(52)	(82)	(16,131)

Investment Activity:	SCF	NVOLG1	NVRE1	ACVB	ACVCA	ACVIG	ACVI	ACVU1
Reinvested dividends	$464	36	196	2,941	-	332	119	1
Asset charges (note 3)	(802)	(22)	(36)	(1,081)	(836)	(129)	(199)	(1)

Net investment income (loss)	(338)	14	160	1,860	(836)	203	(80)	-

Realized gain (loss) on investments	9,785	23	(26)	8,438	5,011	4,616	1,829	153
Change in unrealized gain (loss) on investments	(24,797)	(515)	(1,598)	(32,382)	(10,211)	(7,197)	(1,666)	(159)

Net gain (loss) on investments	(15,012)	(492)	(1,624)	(23,944)	(5,200)	(2,581)	163	(6)

Reinvested capital gains	12,348	678	1,029	16,599	7,993	1,364	-	20

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,002)	200	(435)	(5,485)	1,957	(1,014)	83	14

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	ACVV	DVSCS	DCAP	DGI	FQB	FEIP	FHIP	FAMP
Reinvested dividends	$3,234	268	141	262	685	7,298	2,889	515
Asset charges (note 3)	(834)	(237)	(65)	(172)	(110)	(1,261)	(285)	(228)

Net investment income (loss)	2,400	31	76	90	575	6,037	2,604	287

Realized gain (loss) on investments	4,386	1,630	467	59	(132)	(1,487)	200	341
Change in unrealized gain (loss) on investments	(13,491)	(5,075)	(1,209)	(2,540)	(578)	(35,987)	(4,575)	(3,019)

Net gain (loss) on investments	(9,105)	(3,445)	(742)	(2,481)	(710)	(37,474)	(4,375)	(2,678)

Reinvested capital gains	-	2,393	402	2,669	-	21,149	-	2,241

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,705)	(1,021)	(264)	278	(135)	(10,288)	(1,771)	(150)

Investment Activity:	FCP	FGOP	FGP	FOP	FVSS	AMTB	AMGP	AMCG
Reinvested dividends	$5,362	17	997	906	150	222	178	-
Asset charges (note 3)	(2,946)	(63)	(2,310)	(391)	(132)	(119)	(142)	(619)

Net investment income (loss)	2,416	(46)	(1,313)	515	18	103	36	(619)

Realized gain (loss) on investments	10,179	362	9,672	1,195	2,588	(167)	192	(288)
Change in unrealized gain (loss) on investments	(58,593)	(806)	4,014	127	(3,171)	(28)	(7,824)	(29,919)

Net gain (loss) on investments	(48,414)	(444)	13,686	1,322	(583)	(195)	(7,632)	(30,207)

Reinvested capital gains	47,253	902	11,511	67	14	-	6,210	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,255	412	23,884	1,904	(551)	(92)	(1,386)	(30,826)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	AMTP	OVMS	OVGR	OVB	OVGS	VWBF	VWEM	VWHA
Reinvested dividends	$249	187	109	556	2,223	2,239	519	15
Asset charges (note 3)	(182)	(47)	(807)	(86)	(1,008)	(216)	(499)	(248)

Net investment income (loss)	67	140	(698)	470	1,215	2,023	20	(233)

Realized gain (loss) on investments	2,036	795	12,587	(151)	4,982	(656)	3,216	(7,308)
Change in unrealized gain (loss) on investments	(9,244)	(901)	(29,353)	(275)	(11,341)	(6,404)	(20,840)	(8,068)

Net gain (loss) on investments	(7,208)	(106)	(16,766)	(426)	(6,359)	(7,060)	(17,624)	(15,376)

Reinvested capital gains	2,520	-	20,931	-	11,083	-	5,123	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,621)	34	3,467	44	5,939	(5,037)	(12,481)	(15,609)

Investment Activity:	SVDF	SVOF	AMBP	AMTG
Reinvested dividends	$-	174	-	-
Asset charges (note 3)	(446)	(784)	(2,908)	(899)

Net investment income (loss)	(446)	(610)	(2,908)	(899)

Realized gain (loss) on investments	4,854	4,477	42,734	92,440
Change in unrealized gain (loss) on investments	(17,331)	(22,611)	(133,746)	(82,743)

Net gain (loss) on investments	(12,477)	(18,134)	(91,012)	9,697

Reinvested capital gains	11,965	13,962	108,322	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(958)	(4,782)	14,402	8,798

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		DSIF		DSRG		MSEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$68,924	65,160	2,850	2,634	389	508	1,040	1,091
Realized gain (loss) on investments	691,552	587,134	6,072	5,870	4,587	11,346	(39)	67
Change in unrealized gain (loss) on investments	(1,425,581)	679,446	(14,295)	16,313	(20,855)	(6,929)	(1,328)	(811)
Reinvested capital gains	743,499	216,629	6,424	2,769	11,962	7,235	-	167

Net increase (decrease) in contract owners’ equity resulting from operations	78,394	1,548,369	1,051	27,586	(3,917)	12,160	(327)	514

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,032,379	1,103,953	12,459	9,001	7,985	6,336	532	572
Transfers between funds	-	-	6,680	(340)	(586)	(365)	110	79
Surrenders (note 6)	(1,265,330)	(1,472,729)	(30,124)	(30,702)	(4,101)	(17,903)	(1,282)	(141)
Death Benefits (note 4)	(66,510)	(208,285)	-	(6,882)	-	-	-	-
Net policy repayments (loans) (note 5)	543,366	375,090	22,673	(4,386)	1,618	641	(9)	(12)
Deductions for surrender charges (note 2d)	(45)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,368,560)	(1,431,510)	(15,121)	(15,094)	(7,829)	(7,543)	(643)	(636)
Adjustments to maintain reserves	1,072	(3,169)	(3)	13	(4)	(1)	1	1

Net equity transactions	(1,123,628)	(1,636,650)	(3,436)	(48,390)	(2,917)	(18,835)	(1,291)	(137)

Net change in contract owners’ equity	(1,045,234)	(88,281)	(2,385)	(20,804)	(6,834)	(6,675)	(1,618)	377
Contract owners’ equity beginning of period	17,356,499	17,444,780	234,622	255,426	94,223	100,898	21,897	21,520

Contract owners’ equity end of period	$16,311,265	17,356,499	232,237	234,622	87,389	94,223	20,279	21,897

CHANGES IN UNITS:
Beginning units	688,855	732,686	8,600	9,756	3,776	4,504	832	836
Units purchased	141,478	103,334	624	1,177	348	372	26	25
Units redeemed	(138,410)	(147,164)	(878)	(2,333)	(547)	(1,100)	(70)	(29)

Ending units	691,923	688,855	8,346	8,600	3,577	3,776	788	832

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSVRE		NVAMV1		GIG		NVNMO1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$967	714	25	20	(1)	44	38	59
Realized gain (loss) on investments	6,141	7,868	(4)	1	(4)	6	(208)	(4)
Change in unrealized gain (loss) on investments	(4,184)	14,012	(252)	(18)	(607)	(122)	(1,286)	(1,526)
Reinvested capital gains	-	-	167	144	202	-	1,232	2,314

Net increase (decrease) in contract owners’ equity resulting from operations	2,924	22,594	(64)	147	(410)	(72)	(224)	843

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,582	6,929	952	396	710	-	846	846
Transfers between funds	(622)	(31)	-	-	2,563	3,352	-	-
Surrenders (note 6)	-	(3,260)	-	-	-	(1)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	24,547	(2,280)	8	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(7,861)	(7,163)	(1,062)	(270)	(344)	(377)	(1,710)	(1,486)
Adjustments to maintain reserves	10	(32)	(13)	(12)	4	(1)	-	-

Net equity transactions	21,656	(5,837)	(115)	114	2,933	2,973	(864)	(640)

Net change in contract owners’ equity	24,580	16,757	(179)	261	2,523	2,901	(1,088)	203
Contract owners’ equity beginning of period	96,522	79,765	1,406	1,145	2,901	-	14,649	14,446

Contract owners’ equity end of period	$121,102	96,522	1,227	1,406	5,424	2,901	13,561	14,649

CHANGES IN UNITS:
Beginning units	2,074	2,105	59	54	298	-	1,043	1,091
Units purchased	860	292	61	17	315	335	60	63
Units redeemed	(219)	(323)	(66)	(12)	(34)	(37)	(122)	(111)

Ending units	2,715	2,074	54	59	579	298	981	1,043

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCBD1		TRF		GBF		CAF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$60	51	48,022	43,190	8,259	11,742	(8,300)	(8,833)
Realized gain (loss) on investments	1	1	269,165	220,011	(5,279)	(5,612)	162,869	178,116
Change in unrealized gain (loss) on investments	(115)	51	(283,643)	612,900	(8,705)	27,495	(404,923)	140,377
Reinvested capital gains	13	-	-	-	-	-	372,121	-

Net increase (decrease) in contract owners’ equity resulting from operations	(41)	103	33,544	876,101	(5,725)	33,625	121,767	309,660

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	208	207	448,791	484,551	63,015	72,202	212,343	232,380
Transfers between funds	-	-	(23,294)	(14,406)	84	1,093	-	-
Surrenders (note 6)	-	-	(519,211)	(584,140)	(126,200)	(108,019)	(263,005)	(301,819)
Death Benefits (note 4)	-	-	(66,495)	(129,945)	-	(6,438)	(6)	(35,067)
Net policy repayments (loans) (note 5)	-	-	266,881	229,217	26,842	47,118	112,652	68,575
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(129)	(123)	(608,619)	(631,267)	(70,355)	(81,902)	(259,607)	(273,524)
Adjustments to maintain reserves	(1)	(6)	46	312	12	(20)	11	2

Net equity transactions	78	78	(501,901)	(645,678)	(106,602)	(75,966)	(197,612)	(309,453)

Net change in contract owners’ equity	37	181	(468,357)	230,423	(112,327)	(42,341)	(75,845)	207
Contract owners’ equity beginning of period	2,625	2,444	8,252,330	8,021,907	840,811	883,152	3,108,852	3,108,645

Contract owners’ equity end of period	$2,662	2,625	7,783,973	8,252,330	728,484	840,811	3,033,007	3,108,852

CHANGES IN UNITS:
Beginning units	202	196	312,194	319,314	42,453	45,895	121,138	129,545
Units purchased	16	16	30,258	50,364	4,061	4,233	12,201	21,732
Units redeemed	(10)	(10)	(42,604)	(57,484)	(10,139)	(7,675)	(18,945)	(30,139)

Ending units	208	202	299,848	312,194	36,375	42,453	114,394	121,138

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDA		GVIDC		GVIDM		GVDMA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$556	642	219	270	1,387	1,273	1,749	2,923
Realized gain (loss) on investments	5,411	6,041	231	323	681	1,631	19,863	1,180
Change in unrealized gain (loss) on investments	(7,183)	(3,842)	(1,413)	(700)	(9,688)	2,609	(30,651)	8,000
Reinvested capital gains	-	-	841	809	5,707	-	4,385	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,216)	2,841	(122)	702	(1,913)	5,513	(4,654)	12,103

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,010	6,958	788	601	8,640	8,231	15,464	20,706
Transfers between funds	8,503	57	-	4,573	13,081	1,606	(18,638)	-
Surrenders (note 6)	(8,273)	(8,775)	-	-	-	(17,781)	(38,621)	(29,757)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(9)	(9)	-	-	-	8,934	869	8,851
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(7,149)	(6,669)	(2,710)	(2,451)	(6,138)	(9,147)	(18,420)	(25,558)
Adjustments to maintain reserves	(1)	(3,395)	8	3	(10)	9	(13)	(10)

Net equity transactions	81	(11,833)	(1,914)	2,726	15,573	(8,148)	(59,359)	(25,768)

Net change in contract owners’ equity	(1,135)	(8,992)	(2,036)	3,428	13,660	(2,635)	(64,013)	(13,665)
Contract owners’ equity beginning of period	71,647	80,639	25,873	22,445	123,477	126,112	285,963	299,628

Contract owners’ equity end of period	$70,512	71,647	23,837	25,873	137,137	123,477	221,950	285,963

CHANGES IN UNITS:
Beginning units	3,400	4,035	1,709	1,528	6,543	6,993	14,075	15,420
Units purchased	745	1,000	52	345	1,136	614	862	2,644
Units redeemed	(745)	(1,635)	(178)	(164)	(324)	(1,064)	(3,877)	(3,989)

Ending units	3,400	3,400	1,583	1,709	7,355	6,543	11,060	14,075

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDMC		SAM		NVMIG1		NVMLG1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$140	88	(1,212)	(1,384)	(1)	52	(34)	(52)
Realized gain (loss) on investments	108	10,890	-	-	(54)	(6)	222	1,725
Change in unrealized gain (loss) on investments	(944)	(9,838)	-	-	(529)	(734)	(994)	(1,315)
Reinvested capital gains	638	1,547	-	-	497	471	1,183	954

Net increase (decrease) in contract owners’ equity resulting from operations	(58)	2,687	(1,212)	(1,384)	(87)	(217)	377	1,312

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	692	2,203	16,915	18,532	593	395	581	693
Transfers between funds	-	1,983	80	2,553	-	9,045	(117)	(20)
Surrenders (note 6)	-	(51,624)	(17,663)	(22,745)	-	-	-	(4,178)
Death Benefits (note 4)	-	-	(9)	-	-	-	-	-
Net policy repayments (loans) (note 5)	200	(16,400)	6,645	(2,879)	-	-	6	3
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,247)	(2,777)	(20,374)	(23,770)	(1,096)	(679)	(736)	(856)
Adjustments to maintain reserves	4	(4)	(1)	(8)	8	(5)	(6)	(3)

Net equity transactions	(1,351)	(66,619)	(14,407)	(28,317)	(495)	8,756	(272)	(4,361)

Net change in contract owners’ equity	(1,409)	(63,932)	(15,619)	(29,701)	(582)	8,539	105	(3,049)
Contract owners’ equity beginning of period	13,593	77,525	222,477	252,178	8,539	-	13,898	16,947

Contract owners’ equity end of period	$12,184	13,593	206,858	222,477	7,957	8,539	14,003	13,898

CHANGES IN UNITS:
Beginning units	768	4,539	18,792	21,021	877	-	914	1,221
Units purchased	157	378	1,458	1,790	60	944	414	57
Units redeemed	(232)	(4,149)	(2,666)	(4,019)	(111)	(67)	(439)	(364)

Ending units	693	768	17,584	18,792	826	877	889	914

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLV1		NVMMG1		NVMMV2		SCVF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$183	119	(43)	(39)	9	14	288	(114)
Realized gain (loss) on investments	471	3,762	37	54	28	19	2,221	5,052
Change in unrealized gain (loss) on investments	(4,922)	(3,262)	(818)	(453)	(364)	(204)	(43,826)	(12,538)
Reinvested capital gains	3,176	2,919	772	603	245	481	25,186	23,133

Net increase (decrease) in contract owners’ equity resulting from operations	(1,092)	3,538	(52)	165	(82)	310	(16,131)	15,533

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,368	1,641	231	232	746	375	5,100	5,762
Transfers between funds	-	274	-	-	-	-	3,607	(238)
Surrenders (note 6)	-	(9,607)	-	-	-	-	-	(13,932)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	100	(637)	-	-	3	-	(2,468)	6,611
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,416)	(2,401)	(182)	(165)	(795)	(257)	(18,026)	(17,101)
Adjustments to maintain reserves	(6)	16	(2)	2	(8)	14	(25)	(16)

Net equity transactions	(954)	(10,714)	47	69	(54)	132	(11,812)	(18,914)

Net change in contract owners’ equity	(2,046)	(7,176)	(5)	234	(136)	442	(27,943)	(3,381)
Contract owners’ equity beginning of period	29,837	37,013	5,130	4,896	2,292	1,850	254,592	257,973

Contract owners’ equity end of period	$27,791	29,837	5,125	5,130	2,156	2,292	226,649	254,592

CHANGES IN UNITS:
Beginning units	1,762	2,408	336	331	127	119	9,082	9,742
Units purchased	411	1,027	14	16	57	23	361	240
Units redeemed	(471)	(1,673)	(11)	(11)	(60)	(15)	(779)	(900)

Ending units	1,702	1,762	339	336	124	127	8,664	9,082

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCF		NVOLG1		NVRE1		ACVB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(338)	(598)	14	10	160	94	1,860	1,769
Realized gain (loss) on investments	9,785	5,430	23	13	(26)	(2)	8,438	5,753
Change in unrealized gain (loss) on investments	(24,797)	(25,973)	(515)	(131)	(1,598)	(106)	(32,382)	(8,054)
Reinvested capital gains	12,348	21,367	678	440	1,029	944	16,599	17,887

Net increase (decrease) in contract owners’ equity resulting from operations	(3,002)	226	200	332	(435)	930	(5,485)	17,355

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,837	8,975	1,121	-	710	-	13,095	14,349
Transfers between funds	2,576	92	-	-	2,563	-	-	(113)
Surrenders (note 6)	(28,653)	(4,992)	-	-	-	-	(39,232)	(39,147)
Death Benefits (note 4)	-	-	-	-	-	-	-	(2,001)
Net policy repayments (loans) (note 5)	8,185	(2,110)	-	-	-	-	13,773	11,170
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(22)	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(11,076)	(10,392)	(245)	(46)	(76)	(42)	(18,483)	(24,376)
Adjustments to maintain reserves	2	19	(24)	1	(9)	3	(18)	21

Net equity transactions	(20,129)	(8,408)	852	(45)	3,188	(39)	(30,887)	(40,097)

Net change in contract owners’ equity	(23,131)	(8,182)	1,052	287	2,753	891	(36,372)	(22,742)
Contract owners’ equity beginning of period	139,430	147,612	4,338	4,051	4,205	3,314	193,146	215,888

Contract owners’ equity end of period	$116,299	139,430	5,390	4,338	6,958	4,205	156,774	193,146

CHANGES IN UNITS:
Beginning units	4,503	4,604	182	184	276	279	7,290	9,031
Units purchased	298	538	46	-	220	-	1,459	948
Units redeemed	(981)	(639)	(11)	(2)	(6)	(3)	(2,497)	(2,689)

Ending units	3,820	4,503	217	182	490	276	6,252	7,290

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVCA		ACVIG		ACVI		ACVU1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(836)	(845)	203	287	(80)	433	-	(3)
Realized gain (loss) on investments	5,011	3,595	4,616	998	1,829	3,201	153	273
Change in unrealized gain (loss) on investments	(10,211)	(19,663)	(7,197)	1,209	(1,666)	(5,763)	(159)	(221)
Reinvested capital gains	7,993	26,002	1,364	-	-	-	20	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,957	9,089	(1,014)	2,494	83	(2,129)	14	49

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,550	5,600	1,666	1,852	3,167	2,994	-	-
Transfers between funds	-	(845)	-	-	79	(665)	-	-
Surrenders (note 6)	(3,579)	(12,974)	(9,035)	-	-	(5,828)	-	-
Death Benefits (note 4)	-	(2,172)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,325)	3,733	2,609	156	(3,010)	158	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(7,819)	(7,847)	(2,948)	(3,016)	(4,289)	(4,146)	(409)	(690)
Adjustments to maintain reserves	16	6	(3)	10	35	(2)	(5)	11

Net equity transactions	(8,157)	(14,499)	(7,711)	(998)	(4,018)	(7,489)	(414)	(679)

Net change in contract owners’ equity	(6,200)	(5,410)	(8,725)	1,496	(3,935)	(9,618)	(400)	(630)
Contract owners’ equity beginning of period	122,242	127,652	23,445	21,949	31,408	41,026	400	1,030

Contract owners’ equity end of period	$116,042	122,242	14,720	23,445	27,473	31,408	-	400

CHANGES IN UNITS:
Beginning units	3,154	3,434	1,094	1,152	1,457	1,816	21	59
Units purchased	171	577	100	419	185	182	0	1
Units redeemed	(409)	(857)	(455)	(477)	(336)	(541)	(21)	(39)

Ending units	2,916	3,154	739	1,094	1,306	1,457	-	21

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVV		DVSCS		DCAP		DGI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,400	1,562	31	(17)	76	96	90	61
Realized gain (loss) on investments	4,386	2,292	1,630	1,056	467	316	59	126
Change in unrealized gain (loss) on investments	(13,491)	14,845	(5,075)	(1,339)	(1,209)	(3)	(2,540)	2,334
Reinvested capital gains	-	-	2,393	1,438	402	253	2,669	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,705)	18,699	(1,021)	1,138	(264)	662	278	2,521

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,714	10,425	2,505	1,902	1,030	1,068	2,372	2,207
Transfers between funds	35	(73)	10,243	(155)	-	(12)	-	(464)
Surrenders (note 6)	(818)	(3,507)	-	-	-	(563)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,774)	(7,113)	(1,751)	(22)	2	1	9	12
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(16,975)	(16,708)	(3,744)	(2,704)	(1,951)	(1,907)	(1,459)	(1,416)
Adjustments to maintain reserves	11	(22)	(23)	8	(4)	(16)	(7)	15

Net equity transactions	(8,807)	(16,998)	7,230	(971)	(923)	(1,429)	915	354

Net change in contract owners’ equity	(15,512)	1,701	6,209	167	(1,187)	(767)	1,193	2,875
Contract owners’ equity beginning of period	158,970	157,269	26,738	26,571	8,867	9,634	29,360	26,485

Contract owners’ equity end of period	$143,458	158,970	32,947	26,738	7,680	8,867	30,553	29,360

CHANGES IN UNITS:
Beginning units	6,251	6,860	983	1,037	354	412	1,403	1,382
Units purchased	512	613	511	507	42	45	112	116
Units redeemed	(883)	(1,222)	(238)	(561)	(79)	(103)	(71)	(95)

Ending units	5,880	6,251	1,256	983	317	354	1,444	1,403

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FQB		FEIP		FHIP		FAMP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$575	712	6,037	5,262	2,604	2,370	287	271
Realized gain (loss) on investments	(132)	9	(1,487)	(1,883)	200	1,786	341	356
Change in unrealized gain (loss) on investments	(578)	(3)	(35,987)	11,790	(4,575)	(3,812)	(3,019)	(501)
Reinvested capital gains	-	-	21,149	3,245	-	-	2,241	1,520

Net increase (decrease) in contract owners’ equity resulting from operations	(135)	718	(10,288)	18,414	(1,771)	344	(150)	1,646

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	705	974	9,334	10,706	1,546	1,843	1,837	1,837
Transfers between funds	204	350	157	2,868	-	12,580	-	-
Surrenders (note 6)	(1,820)	(4,251)	(16)	(10,532)	-	(2,807)	-	(1)
Death Benefits (note 4)	-	-	-	(9,466)	-	(1,202)	-	-
Net policy repayments (loans) (note 5)	-	-	(1,347)	1,574	(67)	597	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,318)	(1,644)	(13,958)	(14,523)	(3,897)	(3,901)	(3,261)	(3,019)
Adjustments to maintain reserves	(3)	(11)	12	15	7	16	(1)	1

Net equity transactions	(2,232)	(4,582)	(5,818)	(19,358)	(2,411)	7,126	(1,425)	(1,182)

Net change in contract owners’ equity	(2,367)	(3,864)	(16,106)	(944)	(4,182)	7,470	(1,575)	464
Contract owners’ equity beginning of period	18,255	22,119	233,717	234,661	45,193	37,723	32,973	32,509

Contract owners’ equity end of period	$15,888	18,255	217,611	233,717	41,011	45,193	31,398	32,973

CHANGES IN UNITS:
Beginning units	1,066	1,328	9,781	10,527	1,431	1,309	1,056	1,107
Units purchased	57	80	1,453	865	196	390	39	40
Units redeemed	(190)	(342)	(1,139)	(1,611)	(225)	(268)	(95)	(91)

Ending units	933	1,066	10,095	9,781	1,402	1,431	1,000	1,056

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FCP		FGOP		FGP		FOP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,416	2,036	(46)	(50)	(1,313)	(1,590)	515	492
Realized gain (loss) on investments	10,179	16,632	362	3,712	9,672	27,094	1,195	2,351
Change in unrealized gain (loss) on investments	(58,593)	28,051	(806)	(2,297)	4,014	12,350	127	(9,021)
Reinvested capital gains	47,253	10,502	902	9	11,511	-	67	17

Net increase (decrease) in contract owners’ equity resulting from operations	1,255	57,221	412	1,374	23,884	37,854	1,904	(6,161)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	20,092	14,356	847	473	25,039	23,444	6,766	5,924
Transfers between funds	(1,955)	7,894	-	-	(54)	(2,911)	18	(3,189)
Surrenders (note 6)	(19,445)	(29,883)	-	-	-	(20,517)	-	-
Death Benefits (note 4)	-	-	-	(7,631)	-	(2,764)	-	-
Net policy repayments (loans) (note 5)	(4,766)	(7,379)	(5)	(3)	(1,185)	(598)	140	112
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(32,952)	(29,162)	(1,134)	(1,240)	(32,847)	(30,622)	(6,513)	(6,121)
Adjustments to maintain reserves	(23)	33	(16)	(11)	(18)	(36)	(9)	4

Net equity transactions	(39,049)	(44,141)	(308)	(8,412)	(9,065)	(34,004)	402	(3,270)

Net change in contract owners’ equity	(37,794)	13,080	104	(7,038)	14,819	3,850	2,306	(9,431)
Contract owners’ equity beginning of period	538,557	525,477	8,844	15,882	368,962	365,112	62,483	71,914

Contract owners’ equity end of period	$500,763	538,557	8,948	8,844	383,781	368,962	64,789	62,483

CHANGES IN UNITS:
Beginning units	17,212	18,449	413	802	13,520	14,465	2,930	3,057
Units purchased	669	1,165	42	27	1,540	1,158	316	283
Units redeemed	(1,939)	(2,402)	(57)	(416)	(1,573)	(2,103)	(278)	(410)

Ending units	15,942	17,212	398	413	13,487	13,520	2,968	2,930

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FVSS		AMTB		AMGP		AMCG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$18	24	103	137	36	(31)	(619)	-
Realized gain (loss) on investments	2,588	1,059	(167)	(134)	192	327	(288)	-
Change in unrealized gain (loss) on investments	(3,171)	(46)	(28)	(31)	(7,824)	(2,221)	(29,919)	-
Reinvested capital gains	14	-	-	-	6,210	3,961	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(551)	1,037	(92)	(28)	(1,386)	2,036	(30,826)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,140	1,235	1,415	1,402	1,008	1,020	6,684	-
Transfers between funds	24	(174)	-	-	185	(40)	731,446	-
Surrenders (note 6)	-	-	-	-	(827)	(282)	(4,305)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,337)	(633)	-	-	(3)	1	420	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,582)	(2,416)	(1,493)	(1,368)	(1,322)	(1,617)	(10,680)	-
Adjustments to maintain reserves	24	(20)	17	(14)	(5)	4	6	-

Net equity transactions	(3,731)	(2,008)	(61)	20	(964)	(914)	723,571	-

Net change in contract owners’ equity	(4,282)	(971)	(153)	(8)	(2,350)	1,122	692,745	-
Contract owners’ equity beginning of period	17,730	18,701	15,005	15,013	25,884	24,762	-	-

Contract owners’ equity end of period	$13,448	17,730	14,852	15,005	23,534	25,884	692,745	-

CHANGES IN UNITS:
Beginning units	735	821	737	736	1,150	1,193	-	-
Units purchased	56	73	70	69	71	60	73,939	-
Units redeemed	(212)	(159)	(73)	(68)	(115)	(103)	(1,734)	-

Ending units	579	735	734	737	1,106	1,150	72,205	-

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMTP		OVMS		OVGR		OVB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$67	82	140	155	(698)	(277)	470	1,033
Realized gain (loss) on investments	2,036	2,492	795	79	12,587	10,386	(151)	(3,625)
Change in unrealized gain (loss) on investments	(9,244)	861	(901)	469	(29,353)	4,276	(275)	3,846
Reinvested capital gains	2,520	-	-	-	20,931	3,128	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,621)	3,435	34	703	3,467	17,513	44	1,254

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,247	2,181	371	610	11,903	13,461	935	964
Transfers between funds	-	-	-	(229)	(205)	(2,097)	38	476
Surrenders (note 6)	(3,824)	(4,154)	-	-	(31,257)	(6,155)	-	(8,987)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(40)	923	(878)	(3,073)	25,575	(128)	68	67
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,028)	(3,064)	(412)	(409)	(18,570)	(18,593)	(932)	(942)
Adjustments to maintain reserves	4	17	17	(3)	(7)	17	16	(8)

Net equity transactions	(4,641)	(4,097)	(902)	(3,104)	(12,561)	(13,495)	125	(8,430)

Net change in contract owners’ equity	(9,262)	(662)	(868)	(2,401)	(9,094)	4,018	169	(7,176)
Contract owners’ equity beginning of period	38,668	39,330	8,975	11,376	126,204	122,186	13,501	20,677

Contract owners’ equity end of period	$29,406	38,668	8,107	8,975	117,110	126,204	13,670	13,501

CHANGES IN UNITS:
Beginning units	1,800	2,006	540	755	5,477	5,940	878	1,561
Units purchased	104	151	94	58	782	1,393	75	113
Units redeemed	(354)	(357)	(153)	(273)	(1,302)	(1,856)	(59)	(796)

Ending units	1,550	1,800	481	540	4,957	5,477	894	878

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVGS		VWBF		VWEM		VWHA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,215	846	2,023	1,754	20	(20)	(233)	(315)
Realized gain (loss) on investments	4,982	5,996	(656)	(398)	3,216	5,319	(7,308)	157
Change in unrealized gain (loss) on investments	(11,341)	(11,343)	(6,404)	(3,865)	(20,840)	(19,898)	(8,068)	(13,205)
Reinvested capital gains	11,083	7,630	-	3,191	5,123	13,514	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,939	3,129	(5,037)	682	(12,481)	(1,085)	(15,609)	(13,363)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,425	8,344	994	1,013	5,449	6,047	5,386	5,088
Transfers between funds	(189)	128	606	225	(3,783)	(9,287)	(1,707)	(769)
Surrenders (note 6)	(7,512)	(12,639)	-	(282)	(23,071)	(5,035)	(8,805)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	3,987	2,421	(557)	(1,228)	14,627	(345)	276	(503)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(13,774)	(14,016)	(1,245)	(1,593)	(6,618)	(7,862)	(5,065)	(5,466)
Adjustments to maintain reserves	(15)	31	(14)	1	(21)	5	(24)	20

Net equity transactions	(9,078)	(15,731)	(216)	(1,864)	(13,417)	(16,477)	(9,939)	(1,630)

Net change in contract owners’ equity	(3,139)	(12,602)	(5,253)	(1,182)	(25,898)	(17,562)	(25,548)	(14,993)
Contract owners’ equity beginning of period	163,254	175,856	37,419	38,601	99,018	116,580	55,149	70,142

Contract owners’ equity end of period	$160,115	163,254	32,166	37,419	73,120	99,018	29,601	55,149

CHANGES IN UNITS:
Beginning units	5,307	5,808	1,699	1,779	2,725	3,302	1,570	1,602
Units purchased	263	504	87	63	508	215	190	137
Units redeemed	(465)	(1,005)	(98)	(143)	(902)	(792)	(494)	(169)

Ending units	5,105	5,307	1,688	1,699	2,331	2,725	1,266	1,570

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SVDF		SVOF		AMBP		AMTG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(446)	(459)	(610)	(733)	(2,908)	(3,561)	(899)	(985)
Realized gain (loss) on investments	4,854	6,371	4,477	5,489	42,734	23,821	92,440	5,914
Change in unrealized gain (loss) on investments	(17,331)	(16,468)	(22,611)	8,772	(133,746)	(48,635)	(82,743)	6,226
Reinvested capital gains	11,965	10,138	13,962	-	108,322	47,897	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(958)	(418)	(4,782)	13,528	14,402	19,522	8,798	11,155

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,516	8,160	7,734	6,667	32,793	47,764	9,895	11,121
Transfers between funds	(61)	156	41	(567)	(542,801)	39	(188,911)	(36)
Surrenders (note 6)	(4,842)	(3,819)	-	(16,973)	(46,391)	(72,207)	(23,418)	(2,811)
Death Benefits (note 4)	-	-	-	-	-	(1,999)	-	(2,718)
Net policy repayments (loans) (note 5)	(3,850)	249	(2,402)	3,434	22,474	27,162	16,960	3,108
Deductions for surrender charges (note 2d)	-	-	-	-	(23)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(10,500)	(11,223)	(10,554)	(9,856)	(50,636)	(64,014)	(12,226)	(13,820)
Adjustments to maintain reserves	58	(55)	(25)	3	1,090	(42)	20	(47)

Net equity transactions	(11,679)	(6,532)	(5,206)	(17,292)	(583,494)	(63,297)	(197,680)	(5,203)

Net change in contract owners’ equity	(12,637)	(6,950)	(9,988)	(3,764)	(569,092)	(43,775)	(188,882)	5,952
Contract owners’ equity beginning of period	79,314	86,264	138,715	142,479	569,092	612,867	188,882	182,930

Contract owners’ equity end of period	$66,677	79,314	128,727	138,715	-	569,092	-	188,882

CHANGES IN UNITS:
Beginning units	1,979	2,091	4,524	5,072	27,487	30,005	6,813	6,928
Units purchased	174	207	301	372	1,905	3,818	333	422
Units redeemed	(406)	(319)	(491)	(920)	(29,392)	(6,336)	(7,146)	(537)

Ending units	1,747	1,979	4,334	4,524	-	27,487	-	6,813

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GIG3		NVMIG3
	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	64	-	82
Realized gain (loss) on investments	-	564	-	1,868
Change in unrealized gain (loss) on investments	-	(572)	-	(1,877)
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	56	-	73

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	198
Transfers between funds	-	(3,352)	-	(9,045)
Surrenders (note 6)	-	1	-	-
Death Benefits (note 4)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	(181)	-	(332)
Adjustments to maintain reserves	-	(4)	-	2

Net equity transactions	-	(3,536)	-	(9,177)

Net change in contract owners’ equity	-	(3,480)	-	(9,104)
Contract owners’ equity beginning of period	-	3,480	-	9,104

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	361	-	779
Units purchased	-	-	-	17
Units redeemed	-	(361)	-	(796)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

(b) The Contracts

Only contracts with a front-end sales load and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

NVIT International Equity Fund - Class I (GIG)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund(R) Portfolio - Initial Class (FCP)

VIP Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

*	At December 31, 2015, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2015

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge for state premium taxes equal to 2.50% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a sales load of up to 3.50% from each premium payment received. For the periods ended December 31, 2015 and 2014, total front-end sales charge deductions were $63,970 and $ 69,516, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts a monthly administrative charge of $12.50 (not to exceed $25 per month) during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a $5 monthly administrative charge is deducted (not to exceed $7.50 per month). Additionally, if the Specified Amount is increased, the Company deducts an increase charge of $1.50 per year per $1,000 increase to cover underwriting and administration costs and $0.54 per year per $1,000 increase to cover sales costs. This charge is assessed monthly against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The surrender charge is based upon a percentage of the initial Specified Amount and varies by issue age, sex and rate class. In the first policy year, the charge is 100% of the surrender charge, as defined in the contract, and declines in specified percentages each year. After the end of the ninth policy year, the charge is 0%. If a policy’s face amount of insurance increases, the amount of the increase will have the same nine-year surrender charge period. The charges are assessed against each contract by liquidating units. In the current year, no surrender charges occurred.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

This charge is equal to an annualized rate of 0.80% of the daily net assets of the variable account. On each policy anniversary beginning with the 10th year, this charge is reduced to an annualized rate of 0.50% if the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through a reduction in the unit value.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners, after the first policy year, to borrow up to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary. The contract is charged 6% interest on the outstanding loan. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2015 and 2014, total transfers into the Account from the fixed account were $ 990,558 and $ 873,172, respectively, and total transfers from the Account to the fixed account were $ 530,675 and $ 498,150, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$16,308,341	$-	$-	$16,308,341

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2015

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$28,208	$22,366
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	19,191	9,753
Emerging Markets Debt Portfolio - Class I (MSEM)	1,735	1,986
U.S. Real Estate Portfolio - Class I (MSVRE)	31,327	8,714
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	207	118
NVIT International Equity Fund - Class I (GIG)	3,500	371
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	2,113	1,707
NVIT Core Bond Fund - Class I (NVCBD1)	220	69
NVIT Nationwide Fund - Class I (TRF)	171,359	625,256
NVIT Government Bond Fund - Class I (GBF)	29,644	127,999
American Century NVIT Growth Fund - Class I (CAF)	459,441	293,244
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	14,048	13,410
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	1,753	2,615
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	28,071	5,394
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	12,410	65,621
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	1,287	1,864
NVIT Money Market Fund - Class I (SAM)	11,009	26,627
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	603	609
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,445	563
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	4,114	1,703
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	962	185
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	348	140
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	31,601	17,914
NVIT Multi-Manager Small Company Fund - Class I (SCF)	20,647	28,768
NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,834	267
NVIT Real Estate Fund - Class I (NVRE1)	4,494	108
VP Balanced Fund - Class I (ACVB)	31,333	43,743
VP Capital Appreciation Fund - Class I (ACVCA)	10,090	11,106
VP Income & Growth Fund - Class I (ACVIG)	1,916	8,056
VP International Fund - Class I (ACVI)	1,481	5,614
VP Ultra(R) Fund - Class I (ACVU1)	21	409
VP Value Fund - Class I (ACVV)	7,042	13,459
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	13,766	4,089
Appreciation Portfolio - Initial Shares (DCAP)	545	986
Growth and Income Portfolio - Initial Shares (DGI)	4,024	343
Quality Bond Fund II - Primary Shares (FQB)	1,521	3,175
Equity-Income Portfolio - Initial Class (FEIP)	39,065	17,709
High Income Portfolio - Initial Class (FHIP)	3,246	3,061
VIP Asset Manager Portfolio - Initial Class (FAMP)	2,844	1,739
VIP Contrafund(R) Portfolio - Initial Class (FCP)	59,866	49,223
VIP Growth Opportunities Portfolio - Initial Class (FGOP)	1,526	963
VIP Growth Portfolio - Initial Class (FGP)	21,575	20,423
VIP Overseas Portfolio - Initial Class (FOP)	5,639	4,647
VIP Value Strategies Portfolio - Service Class (FVSS)	541	4,266
Short Duration Bond Portfolio - I Class Shares (AMTB)	1,531	1,506
Guardian Portfolio - I Class Shares (AMGP)	6,627	1,339
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	733,301	10,355
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	3,983	6,040
Capital Income Fund/VA - Non-Service Shares (OVMS)	1,025	1,805
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	29,590	21,910
Core Bond Fund/VA - Non-Service Shares (OVB)	1,107	528
Global Securities Fund/VA - Non-Service Shares (OVGS)	16,834	13,599
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	3,792	1,971
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	21,408	29,660
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	3,576	13,723
Advantage VT Discovery Fund (SVDF)	16,651	16,870
Advantage VT Opportunity Fund - Class 2 (SVOF)	18,339	10,167
Balanced Portfolio - I Class Shares (obsolete) (AMBP)	124,095	603,280
Growth Portfolio - I Class Shares (obsolete) (AMTG)	4,488	203,087

Total	$2,073,959	$2,386,223

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	0.50%	6,827	$22.041299	$150,476	1.84%	0.60%
2015	0.80%	1,519	53.825726	81,761	1.84%	0.30%
2014	0.50%	7,145	21.909225	156,541	1.72%	12.86%
2014	0.80%	1,455	53.663940	78,081	1.72%	12.52%
2013	0.50%	7,421	19.413003	144,064	1.83%	31.37%
2013	0.80%	2,335	47.692575	111,362	1.83%	30.98%
2012	0.50%	8,111	14.777453	119,860	2.01%	15.16%
2012	0.80%	2,822	36.413259	102,758	2.01%	14.81%
2011	0.50%	11,303	12.832209	145,042	1.79%	1.37%
2011	0.80%	2,923	31.715171	92,703	1.79%	1.07%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2015	0.50%	2,782	19.087892	53,103	1.03%	-3.68%
2015	0.80%	795	43.127277	34,286	1.03%	-3.97%
2014	0.50%	3,003	19.816631	59,509	1.13%	12.89%
2014	0.80%	773	44.908354	34,714	1.13%	12.55%
2013	0.50%	3,527	17.554427	61,914	1.19%	33.67%
2013	0.80%	977	39.901274	38,984	1.19%	33.27%
2012	0.50%	3,649	13.132296	47,920	0.79%	11.42%
2012	0.80%	1,087	29.939352	32,544	0.79%	11.08%
2011	0.50%	3,692	11.786827	43,517	0.95%	0.40%
2011	0.80%	1,292	26.952830	34,823	0.95%	0.10%
Emerging Markets Debt Portfolio - Class I (MSEM)
2015	0.50%	704	25.455542	17,921	5.40%	-1.61%
2015	0.80%	84	28.076874	2,358	5.40%	-1.90%
2014	0.50%	697	25.871708	18,033	5.42%	2.41%
2014	0.80%	135	28.621666	3,864	5.42%	2.11%
2013	0.50%	691	25.261831	17,456	4.09%	-9.20%
2013	0.80%	145	28.030943	4,064	4.09%	-9.48%
2012	0.50%	683	27.822810	19,003	3.49%	17.37%
2012	0.80%	207	30.965468	6,410	3.49%	17.02%
2011	0.50%	1,765	23.704931	41,839	3.53%	6.50%
2011	0.80%	368	26.461901	9,738	3.53%	6.18%
U.S. Real Estate Portfolio - Class I (MSVRE)
2015	0.50%	2,267	37.443100	84,884	1.50%	1.66%
2015	0.80%	448	80.842950	36,218	1.50%	1.36%
2014	0.50%	1,605	36.831339	59,114	1.43%	29.07%
2014	0.80%	469	79.761003	37,408	1.43%	28.69%
2013	0.50%	1,516	28.534922	43,259	0.94%	1.54%
2013	0.80%	589	61.979946	36,506	0.94%	1.24%
2012	0.50%	2,347	28.100790	65,953	0.88%	15.26%
2012	0.80%	732	61.220395	44,813	0.88%	14.91%
2011	0.50%	2,741	24.381076	66,829	0.81%	5.39%
2011	0.80%	810	53.276522	43,154	0.81%	5.08%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2015	0.50%	52	22.727043	1,182	2.36%	-4.75%
2015	0.80%	2	22.277085	45	2.36%	-5.04%
2014	0.50%	53	23.861093	1,265	2.16%	12.55%
2014	0.80%	6	23.458993	141	2.16%	12.22%
2013	0.50%	54	21.199628	1,145	1.79%	31.24%
NVIT International Equity Fund - Class I (GIG)
2015	0.50%	267	9.392292	2,508	0.62%	-3.54%
2015	0.80%	312	9.344912	2,916	0.62%	-3.83%
2014	0.50%	270	9.737005	2,629	1.73%	-2.63%	4/25/2014
2014	0.80%	28	9.717012	272	1.73%	-2.83%	4/25/2014

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2015	0.50%	981	$13.823879	$13,561	0.77%	-1.57%
2014	0.50%	1,043	14.044790	14,649	0.91%	6.07%
2013	0.50%	1,091	13.241308	14,446	0.89%	43.10%
2011	0.50%	242	7.952277	1,924	0.44%	-12.06%
NVIT Core Bond Fund - Class I (NVCBD1)
2015	0.80%	208	12.800299	2,662	3.05%	-1.51%
2014	0.80%	202	12.996712	2,625	2.82%	4.22%
2013	0.80%	196	12.470693	2,444	3.94%	-2.69%
2012	0.80%	97	12.815824	1,243	3.10%	6.89%
2011	0.80%	94	11.989375	1,127	1.61%	5.75%
NVIT Nationwide Fund - Class I (TRF)
2015	0.50%	250,942	19.718795	4,948,274	1.21%	0.43%
2015	0.80%	48,906	57.982649	2,835,699	1.21%	0.13%
2014	0.50%	256,731	19.633974	5,040,650	1.16%	11.59%
2014	0.80%	55,463	57.906704	3,211,680	1.16%	11.25%
2013	0.50%	249,552	17.594986	4,390,864	1.33%	30.45%
2013	0.80%	69,762	52.049003	3,631,043	1.33%	30.06%
2012	0.50%	244,698	13.488144	3,300,522	1.37%	13.64%
2012	0.80%	85,676	40.020036	3,428,757	1.37%	13.30%
2011	0.50%	284,168	11.868827	3,372,741	1.15%	0.03%
2011	0.80%	96,430	35.321483	3,406,051	1.15%	-0.27%
NVIT Government Bond Fund - Class I (GBF)
2015	0.50%	26,803	15.777001	422,871	1.67%	-0.61%
2015	0.80%	9,572	31.927769	305,613	1.67%	-0.90%
2014	0.50%	32,240	15.873333	511,756	1.97%	4.05%
2014	0.80%	10,213	32.219240	329,055	1.97%	3.74%
2013	0.50%	34,316	15.255855	523,520	1.95%	-4.53%
2013	0.80%	11,579	31.058943	359,632	1.95%	-4.82%
2012	0.50%	36,124	15.980386	577,275	2.12%	2.54%
2012	0.80%	13,269	32.631769	432,991	2.12%	2.23%
2011	0.50%	41,471	15.584288	646,296	2.92%	6.72%
2011	0.80%	15,086	31.918804	481,527	2.92%	6.40%
American Century NVIT Growth Fund - Class I (CAF)
2015	0.50%	79,644	22.743126	1,811,354	0.36%	4.15%
2015	0.80%	34,750	35.155483	1,221,653	0.36%	3.83%
2014	0.50%	82,578	21.837706	1,803,314	0.35%	10.77%
2014	0.80%	38,560	33.857321	1,305,538	0.35%	10.44%
2013	0.50%	78,840	19.713715	1,554,229	0.69%	29.09%
2013	0.80%	50,705	30.656078	1,554,416	0.69%	28.71%
2012	0.50%	79,306	15.270961	1,211,079	0.53%	13.45%
2012	0.80%	55,820	23.818612	1,329,555	0.53%	13.11%
2011	0.50%	89,973	13.460333	1,211,067	0.58%	-1.18%
2011	0.80%	62,879	21.057718	1,324,088	0.58%	-1.48%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	0.50%	1,672	21.179621	35,412	1.41%	-1.49%
2015	0.80%	1,728	20.312637	35,100	1.41%	-1.79%
2014	0.50%	1,622	21.500362	34,874	1.54%	4.46%
2014	0.80%	1,778	20.682213	36,773	1.54%	4.15%
2013	0.50%	997	20.582038	20,520	1.90%	26.61%
2013	0.80%	2,855	19.858311	56,695	1.90%	26.23%
2013	1.30%	183	18.708196	3,424	1.90%	25.60%
2012	0.50%	990	16.255930	16,093	1.45%	15.32%
2012	0.80%	2,198	15.731416	34,578	1.45%	14.98%
2011	0.50%	1,423	14.095927	20,059	1.84%	-4.41%
2011	0.80%	2,145	13.682175	29,348	1.84%	-4.70%

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	0.80%	1,583	$15.058187	$23,837	1.68%	-0.53%
2014	0.80%	1,709	15.139054	25,873	1.90%	3.06%
2013	0.80%	1,528	14.689194	22,445	1.21%	4.00%
2012	0.80%	2,599	14.124710	36,710	1.76%	4.34%
2011	0.80%	2,632	13.537768	35,631	2.38%	2.11%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.50%	3,112	19.096332	59,428	1.70%	-0.83%
2015	0.80%	4,243	18.314731	77,709	1.70%	-1.13%
2014	0.50%	3,081	19.256487	59,329	1.67%	4.66%
2014	0.80%	3,463	18.523829	64,148	1.67%	4.34%
2013	0.50%	3,041	18.399703	55,953	1.06%	16.05%
2013	0.80%	3,952	17.752817	70,159	1.06%	15.70%
2012	0.50%	8,374	15.855596	132,775	1.74%	10.26%
2012	0.80%	3,938	15.344089	60,425	1.74%	9.93%
2011	0.50%	8,522	14.380454	122,550	2.31%	-0.54%
2011	0.80%	3,633	13.958439	50,711	2.31%	-0.84%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.50%	5,720	20.472428	117,102	1.32%	-1.22%
2015	0.80%	5,340	19.634425	104,848	1.32%	-1.52%
2014	0.50%	6,772	20.726276	140,358	1.64%	4.43%
2014	0.80%	7,303	19.937630	145,605	1.64%	4.12%
2013	0.50%	6,244	19.846371	123,921	1.75%	21.77%
2013	0.80%	9,176	19.148562	175,707	1.75%	21.40%
2012	0.50%	4,964	16.298646	80,906	1.68%	13.19%
2012	0.80%	10,421	15.772806	164,368	1.68%	12.85%
2011	0.50%	5,167	14.399187	74,401	2.01%	-2.61%
2011	0.80%	10,035	13.976593	140,255	2.01%	-2.90%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	0.50%	574	17.705928	10,163	1.62%	-0.53%
2015	0.80%	119	16.981269	2,021	1.62%	-0.83%
2014	0.50%	654	17.800116	11,641	0.67%	4.22%
2014	0.80%	114	17.122895	1,952	0.67%	3.90%
2013	0.50%	4,539	17.079857	77,525	1.87%	9.94%
2012	0.50%	4,222	15.535096	65,589	1.76%	7.50%
2011	0.50%	4,159	14.451279	60,103	2.31%	1.55%
NVIT Money Market Fund - Class I (SAM)
2015	0.50%	14,659	10.963418	160,713	0.00%	-0.50%
2015	0.80%	2,925	15.776044	46,145	0.00%	-0.80%
2014	0.50%	15,636	11.018523	172,286	0.00%	-0.50%
2014	0.80%	3,156	15.903266	50,191	0.00%	-0.80%
2013	0.50%	17,109	11.073900	189,463	0.00%	-0.50%
2013	0.80%	3,912	16.031513	62,715	0.00%	-0.80%
2012	0.50%	17,757	11.129541	197,627	0.00%	-0.50%
2012	0.80%	5,989	16.160793	96,787	0.00%	-0.80%
2011	0.50%	14,597	11.185638	163,277	0.00%	-0.50%
2011	0.80%	6,269	16.291469	102,131	0.00%	-0.80%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2015	0.50%	269	9.665662	2,600	0.71%	-0.99%
2015	0.80%	557	9.616898	5,357	0.71%	-1.28%
2014	0.50%	272	9.762049	2,655	1.07%	-2.38%	4/25/2014
2014	0.80%	604	9.742002	5,884	1.07%	-2.58%	4/25/2014

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	0.50%	367	$15.965444	$5,859	0.47%	2.92%
2015	0.80%	522	15.602400	8,144	0.47%	2.61%
2014	0.80%	914	15.205499	13,898	0.45%	9.56%
2013	0.80%	1,221	13.879225	16,947	0.81%	33.67%
2012	0.80%	1,283	10.383415	13,322	0.34%	15.43%
2011	0.50%	927	9.095279	8,431	0.01%	-3.39%
2011	0.80%	1,297	8.995790	11,668	0.01%	-3.68%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2015	0.50%	1,018	16.439813	16,736	1.27%	-3.63%
2015	0.80%	684	16.162495	11,055	1.27%	-3.92%
2014	0.50%	754	17.059748	12,863	1.01%	9.97%
2014	0.80%	1,009	16.822389	16,974	1.01%	9.64%
2013	0.50%	388	15.513536	6,019	1.53%	34.76%
2013	0.80%	2,020	15.343659	30,994	1.53%	34.36%
2012	0.50%	321	11.511728	3,695	0.80%	17.22%
2012	0.80%	1,863	11.419847	21,275	0.80%	16.87%
2011	0.50%	2,655	9.820513	26,073	1.09%	-6.30%
2011	0.80%	1,838	9.771465	17,960	1.09%	-6.58%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	0.80%	339	15.117565	5,125	0.00%	-0.98%
2014	0.80%	336	15.267231	5,130	0.00%	3.21%
2013	0.80%	331	14.792956	4,896	0.00%	37.84%
2012	0.80%	81	10.732136	869	0.00%	13.99%
2011	0.50%	466	9.519437	4,436	0.00%	-4.71%
2011	0.80%	79	9.415283	744	0.00%	-4.99%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	0.80%	124	17.383067	2,156	1.19%	-3.66%
2014	0.80%	127	18.043337	2,292	1.46%	16.09%
2013	0.80%	119	15.542892	1,850	1.48%	34.60%
2012	0.80%	86	11.547772	993	1.18%	15.42%
2011	0.80%	84	10.005304	840	0.84%	-3.10%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.50%	7,263	24.268238	176,260	0.69%	-6.49%
2015	0.80%	1,401	35.966790	50,389	0.69%	-6.77%
2014	0.50%	7,586	25.952841	196,878	0.52%	6.49%
2014	0.80%	1,496	38.579063	57,714	0.52%	6.17%
2013	0.50%	8,025	24.371551	195,582	0.80%	39.70%
2013	0.80%	1,717	36.337305	62,391	0.80%	39.28%
2012	0.50%	9,975	17.445656	174,020	0.81%	19.84%
2012	0.80%	1,605	26.089050	41,873	0.81%	19.48%
2011	0.50%	13,733	14.557095	199,913	0.43%	-5.54%
2011	0.80%	1,759	21.834904	38,408	0.43%	-5.83%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	0.50%	3,237	25.338203	82,020	0.34%	-2.13%
2015	0.80%	583	58.798055	34,279	0.34%	-2.42%
2014	0.50%	3,838	25.888504	99,360	0.17%	0.31%
2014	0.80%	665	60.255595	40,070	0.17%	0.01%
2013	0.50%	3,768	25.807862	97,244	0.14%	40.20%
2013	0.80%	836	60.248434	50,368	0.14%	39.78%
2012	0.50%	3,449	18.407411	63,487	0.14%	14.93%
2012	0.80%	1,018	43.101045	43,877	0.14%	14.58%
2011	0.50%	5,224	16.016880	83,672	0.54%	-6.03%
2011	0.80%	1,267	37.616516	47,660	0.54%	-6.31%

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	0.50%	179	$24.926227	$4,462	0.80%	4.57%
2015	0.80%	38	24.432765	928	0.80%	4.26%
2014	0.50%	182	23.837164	4,338	0.74%	8.26%
2013	0.50%	184	22.019016	4,051	0.83%	36.02%
2011	0.50%	317	13.707902	4,345	0.00%	-2.72%
NVIT Real Estate Fund - Class I (NVRE1)
2015	0.50%	272	14.346436	3,902	3.25%	-5.83%
2015	0.80%	218	14.020049	3,056	3.25%	-6.11%
2014	0.50%	276	15.234505	4,205	3.00%	28.24%
2013	0.50%	279	11.879551	3,314	1.69%	2.53%
2011	0.50%	6,043	10.056852	60,774	0.92%	5.97%
VP Balanced Fund - Class I (ACVB)
2015	0.50%	4,628	20.565914	95,179	1.70%	-3.06%
2015	0.80%	1,624	37.927982	61,595	1.70%	-3.35%
2014	0.50%	5,155	21.215010	109,363	1.52%	9.31%
2014	0.80%	2,135	39.242612	83,783	1.52%	8.98%
2013	0.50%	6,585	19.408917	127,808	1.58%	16.84%
2013	0.80%	2,446	36.009620	88,080	1.58%	16.49%
2012	0.50%	6,921	16.611389	114,967	2.04%	11.24%
2012	0.80%	2,924	30.911891	90,386	2.04%	10.91%
2011	0.50%	8,012	14.932609	119,640	1.89%	4.81%
2011	0.80%	3,436	27.871548	95,767	1.89%	4.49%
VP Capital Appreciation Fund - Class I (ACVCA)
2015	0.50%	1,565	29.311239	45,872	0.00%	1.42%
2015	0.80%	1,351	51.939477	70,170	0.00%	1.12%
2014	0.50%	1,770	28.900042	51,153	0.00%	7.60%
2014	0.80%	1,384	51.364716	71,089	0.00%	7.28%
2013	0.50%	1,749	26.858324	46,975	0.00%	30.27%
2013	0.80%	1,685	47.879398	80,677	0.00%	29.88%
2012	0.50%	1,628	20.617570	33,565	0.00%	15.42%
2012	0.80%	1,821	36.864587	67,130	0.00%	15.08%
2011	0.50%	4,488	17.862833	80,168	0.00%	-6.97%
2011	0.80%	1,887	32.035223	60,450	0.00%	-7.25%
VP Income & Growth Fund - Class I (ACVIG)
2015	0.50%	24	20.533600	493	2.03%	-6.09%
2015	0.80%	715	19.898492	14,227	2.03%	-6.37%
2014	0.50%	318	21.865496	6,953	2.04%	11.94%
2014	0.80%	776	21.252856	16,492	2.04%	11.61%
2013	0.50%	25	19.532854	488	2.17%	35.14%
2013	0.80%	1,127	19.042593	21,461	2.17%	34.74%
2012	0.50%	16	14.453410	231	2.10%	14.17%
2012	0.80%	1,356	14.132942	19,164	2.10%	13.83%
2011	0.50%	107	12.659487	1,355	1.47%	2.60%
2011	0.80%	1,448	12.416062	17,978	1.47%	2.29%
VP International Fund - Class I (ACVI)
2015	0.50%	937	18.487131	17,322	0.38%	0.26%
2015	0.80%	369	27.509521	10,151	0.38%	-0.04%
2014	0.50%	954	18.439963	17,592	1.76%	-5.98%
2014	0.80%	502	27.521800	13,816	1.76%	-6.26%
2013	0.50%	1,261	19.612364	24,731	1.73%	21.80%
2013	0.80%	555	29.359593	16,295	1.73%	21.44%
2012	0.50%	1,426	16.102117	22,962	0.98%	20.56%
2012	0.80%	646	24.177125	15,618	0.98%	20.19%
2011	0.50%	4,062	13.356579	54,254	1.44%	-12.48%
2011	0.80%	652	20.115095	13,115	1.44%	-12.74%

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Ultra(R) Fund - Class I (ACVU1)
2014	0.80%	21	$19.042733	$400	0.46%	9.12%
2013	0.80%	59	17.451408	1,030	0.60%	35.98%
2012	0.80%	101	12.833579	1,296	0.00%	13.01%
2011	0.80%	144	11.355687	1,635	0.00%	0.26%
VP Value Fund - Class I (ACVV)
2015	0.50%	5,271	22.799076	120,174	2.13%	-4.36%
2015	0.80%	609	38.233302	23,284	2.13%	-4.65%
2014	0.50%	5,639	23.839291	134,430	1.54%	12.52%
2014	0.80%	612	40.097866	24,540	1.54%	12.18%
2013	0.50%	6,041	21.187486	127,994	1.63%	31.07%
2013	0.80%	819	35.744547	29,275	1.63%	30.68%
2012	0.50%	7,746	16.165101	125,215	1.87%	14.00%
2012	0.80%	975	27.353345	26,670	1.87%	13.66%
2011	0.50%	9,744	14.179559	138,166	1.98%	0.51%
2011	0.80%	1,099	24.065812	26,448	1.98%	0.21%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	0.50%	562	26.842177	15,085	0.77%	-2.82%
2015	0.80%	694	25.737593	17,862	0.77%	-3.11%
2014	0.50%	567	27.620103	15,661	0.58%	4.60%
2014	0.80%	417	26.563083	11,077	0.58%	4.28%
2013	0.50%	167	26.406160	4,410	1.13%	40.01%
2013	0.80%	870	25.471900	22,161	1.13%	39.59%
2012	0.50%	166	18.859865	3,131	0.47%	15.16%
2012	0.80%	1,011	18.247194	18,448	0.47%	14.82%
2011	0.50%	382	16.376687	6,256	0.57%	0.06%
2011	0.80%	995	15.892376	15,813	0.57%	-0.24%
Appreciation Portfolio - Initial Shares (DCAP)
2015	0.50%	14	19.574116	274	1.70%	-2.95%
2015	0.80%	303	24.441505	7,406	1.70%	-3.25%
2014	0.50%	15	20.170111	303	1.82%	7.55%
2014	0.80%	339	25.261381	8,564	1.82%	7.23%
2013	0.50%	15	18.753732	281	1.95%	20.50%
2013	0.80%	397	23.558053	9,353	1.95%	20.14%
2012	0.50%	15	15.563343	233	3.62%	9.88%
2012	0.80%	435	19.609067	8,530	3.62%	9.55%
2011	0.50%	16	14.164194	227	1.65%	8.47%
2011	0.80%	561	17.899937	10,042	1.65%	8.15%
Growth and Income Portfolio - Initial Shares (DGI)
2015	0.50%	1,154	20.296330	23,422	0.87%	1.08%
2015	0.80%	290	24.589597	7,131	0.87%	0.77%
2014	0.50%	1,128	20.079945	22,650	0.79%	9.53%
2014	0.80%	275	24.400541	6,710	0.79%	9.20%
2013	0.50%	1,096	18.333513	20,094	0.92%	36.10%
2013	0.80%	286	22.345264	6,391	0.92%	35.69%
2012	0.50%	1,053	13.470538	14,184	1.48%	17.48%
2012	0.80%	278	16.467463	4,578	1.48%	17.13%
2011	0.80%	1,099	14.059096	15,451	1.14%	-3.57%

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2015	0.50%	570	$17.319105	$9,872	3.96%	-0.74%
2015	0.80%	363	16.573859	6,016	3.96%	-1.04%
2014	0.50%	574	17.448407	10,015	3.91%	3.28%
2014	0.80%	492	16.747756	8,240	3.91%	2.97%
2013	0.50%	823	16.895028	13,905	4.28%	0.53%
2013	0.80%	505	16.265318	8,214	4.28%	0.23%
2012	0.50%	804	16.805776	13,512	5.54%	9.17%
2012	0.80%	585	16.228008	9,493	5.54%	8.85%
2011	0.50%	3,769	15.393648	58,019	5.92%	1.76%
2011	0.80%	751	14.909191	11,197	5.92%	1.46%
Equity-Income Portfolio - Initial Class (FEIP)
2015	0.50%	9,668	19.326671	186,850	3.22%	-4.44%
2015	0.80%	427	72.039238	30,761	3.22%	-4.73%
2014	0.50%	9,133	20.225352	184,718	2.83%	8.18%
2014	0.80%	648	75.615605	48,999	2.83%	7.85%
2013	0.50%	9,791	18.696717	183,060	2.52%	27.51%
2013	0.80%	736	70.110604	51,601	2.52%	27.13%
2012	0.50%	8,544	14.663112	125,282	3.01%	16.72%
2012	0.80%	1,254	55.150112	69,158	3.01%	16.37%
2011	0.50%	7,419	12.562508	93,201	2.50%	0.47%
2011	0.80%	2,195	47.391689	104,025	2.50%	0.17%
High Income Portfolio - Initial Class (FHIP)
2015	0.50%	1,005	23.761773	23,881	6.46%	-4.11%
2015	0.80%	397	43.148429	17,130	6.46%	-4.39%
2014	0.50%	955	24.779619	23,665	5.72%	0.65%
2014	0.80%	477	45.131945	21,528	5.72%	0.35%
2013	0.50%	1,039	24.619418	25,580	5.83%	5.42%
2013	0.80%	270	44.974878	12,143	5.83%	5.10%
2012	0.50%	977	23.353979	22,817	5.84%	13.66%
2012	0.80%	353	42.791316	15,105	5.84%	13.32%
2011	0.50%	1,019	20.547736	20,938	6.50%	3.51%
2011	0.80%	362	37.762814	13,670	6.50%	3.20%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2015	0.50%	555	19.761691	10,968	1.57%	-0.36%
2015	0.80%	445	45.910238	20,430	1.57%	-0.66%
2014	0.50%	600	19.832574	11,900	1.51%	5.31%
2014	0.80%	456	46.213383	21,073	1.51%	4.99%
2013	0.50%	644	18.833440	12,129	1.57%	15.13%
2013	0.80%	463	44.017089	20,380	1.57%	14.78%
2012	0.50%	691	16.358501	11,304	1.94%	11.92%
2012	0.80%	496	38.347550	19,020	1.94%	11.58%
2011	0.50%	743	14.616312	10,860	1.92%	-3.05%
2011	0.80%	315	34.366682	10,826	1.92%	-3.34%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2015	0.50%	14,344	28.250801	405,229	1.02%	0.17%
2015	0.80%	1,598	59.783606	95,534	1.02%	-0.13%
2014	0.50%	15,534	28.203142	438,108	0.94%	11.39%
2014	0.80%	1,678	59.862092	100,449	0.94%	11.05%
2013	0.50%	16,408	25.320385	415,457	1.02%	30.63%
2013	0.80%	2,041	53.904784	110,020	1.02%	30.24%
2012	0.50%	16,565	19.382994	321,079	1.13%	15.83%
2012	0.80%	3,546	41.388520	146,764	1.13%	15.49%
2011	0.50%	24,596	16.733387	411,574	1.00%	-3.01%
2011	0.80%	3,877	35.838413	138,946	1.00%	-3.30%

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2015	0.50%	107	$24.178649	$2,587	0.18%	5.08%
2015	0.80%	291	21.857875	6,361	0.18%	4.77%
2014	0.50%	106	23.009478	2,439	0.19%	11.64%
2014	0.80%	307	20.863405	6,405	0.19%	11.31%
2013	0.50%	455	20.609898	9,378	0.31%	37.21%
2013	0.80%	347	18.743766	6,504	0.31%	36.80%
2012	0.50%	103	15.020591	1,547	0.29%	19.01%
2012	0.80%	1,029	13.701547	14,099	0.29%	18.66%
2011	0.50%	788	12.620807	9,945	0.18%	1.79%
2011	0.80%	1,070	11.547159	12,355	0.18%	1.48%
VIP Growth Portfolio - Initial Class (FGP)
2015	0.50%	11,837	21.531241	254,865	0.26%	6.64%
2015	0.80%	1,650	78.131041	128,916	0.26%	6.32%
2014	0.50%	11,719	20.190558	236,613	0.18%	10.74%
2014	0.80%	1,801	73.486182	132,349	0.18%	10.41%
2013	0.50%	12,367	18.231978	225,475	0.30%	35.66%
2013	0.80%	2,098	66.557026	139,637	0.30%	35.25%
2012	0.50%	11,298	13.439854	151,843	0.59%	14.12%
2012	0.80%	2,506	49.210357	123,321	0.59%	13.77%
2011	0.50%	12,830	11.777410	151,104	0.34%	-0.30%
2011	0.80%	2,797	43.253084	120,979	0.34%	-0.59%
VIP Overseas Portfolio - Initial Class (FOP)
2015	0.50%	2,356	19.125939	45,061	1.38%	3.11%
2015	0.80%	612	32.235609	19,728	1.38%	2.80%
2014	0.50%	2,295	18.549433	42,571	1.31%	-8.54%
2014	0.80%	635	31.357900	19,912	1.31%	-8.81%
2013	0.50%	2,354	20.280461	47,740	1.30%	29.79%
2013	0.80%	703	34.387281	24,174	1.30%	29.40%
2012	0.50%	2,710	15.626055	42,347	1.48%	20.14%
2012	0.80%	1,045	26.574860	27,771	1.48%	19.78%
2011	0.50%	5,185	13.006847	67,441	1.40%	-17.58%
2011	0.80%	1,111	22.187015	24,650	1.40%	-17.82%
VIP Value Strategies Portfolio - Service Class (FVSS)
2015	0.50%	80	23.734622	1,899	0.89%	-3.54%
2015	0.80%	499	23.143966	11,549	0.89%	-3.83%
2014	0.50%	78	24.605195	1,919	0.90%	6.16%
2014	0.80%	657	24.064985	15,811	0.90%	5.84%
2013	0.50%	77	23.177391	1,785	0.81%	29.79%
2013	0.80%	744	22.736642	16,916	0.81%	29.41%
2012	0.50%	75	17.856980	1,339	0.38%	26.47%
2012	0.80%	759	17.570001	13,336	0.38%	26.09%
2011	0.50%	72	14.120004	1,017	0.94%	-9.30%
2011	0.80%	1,203	13.934920	16,764	0.94%	-9.57%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2015	0.80%	734	20.234451	14,852	1.49%	-0.61%
2014	0.80%	737	20.359563	15,005	1.72%	-0.19%
2013	0.80%	736	20.398673	15,013	2.32%	-0.18%
2012	0.80%	795	20.436462	16,247	2.74%	3.77%
2011	0.50%	204	11.765513	2,400	4.28%	-0.21%
2011	0.80%	782	19.694057	15,401	4.28%	-0.51%

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Guardian Portfolio - I Class Shares (AMGP)
2015	0.50%	869	$21.350706	$18,554	0.72%	-5.44%
2015	0.80%	237	21.012092	4,980	0.72%	-5.73%
2014	0.50%	866	22.579431	19,554	0.45%	8.48%
2014	0.80%	284	22.288104	6,330	0.45%	8.16%
2013	0.50%	861	20.813597	17,921	0.82%	38.12%
2013	0.80%	332	20.606782	6,841	0.82%	37.71%
2012	0.50%	843	15.068893	12,703	0.28%	12.16%
2012	0.80%	407	14.963947	6,090	0.28%	11.83%
2011	0.50%	832	13.434865	11,178	0.46%	-3.42%
2011	0.80%	444	13.381489	5,941	0.46%	-3.71%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2015	0.50%	52,389	9.595371	502,692	0.00%	-4.05%	11/4/2015
2015	0.80%	19,816	9.590871	190,053	0.00%	-4.09%	11/4/2015
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2015	0.50%	1,513	18.384820	27,816	0.71%	-12.24%
2015	0.80%	37	42.981855	1,590	0.71%	-12.51%
2014	0.50%	1,766	20.950039	36,998	0.73%	9.30%
2014	0.80%	34	49.126371	1,670	0.73%	8.98%
2013	0.50%	1,972	19.166657	37,797	1.31%	30.48%
2013	0.80%	34	45.079527	1,533	1.31%	30.09%
2012	0.50%	2,490	14.689111	36,576	0.38%	16.02%
2012	0.80%	35	34.652161	1,213	0.38%	15.67%
2011	0.50%	3,893	12.661266	49,290	0.00%	-11.80%
2011	0.80%	55	29.958324	1,648	0.00%	-12.06%
Capital Income Fund/VA - Non-Service Shares (OVMS)
2015	0.50%	446	15.140942	6,753	2.17%	0.33%
2015	0.80%	35	38.689117	1,354	2.17%	0.03%
2014	0.50%	505	15.091346	7,621	2.16%	7.66%
2014	0.80%	35	38.678263	1,354	2.16%	7.34%
2013	0.50%	719	14.017855	10,079	2.25%	12.60%
2013	0.80%	36	36.034905	1,297	2.25%	12.27%
2012	0.50%	848	12.448701	10,556	1.34%	11.78%
2012	0.80%	238	32.097298	7,639	1.34%	11.44%
2011	0.50%	840	11.136927	9,355	2.24%	0.22%
2011	0.80%	228	28.801503	6,567	2.24%	-0.08%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2015	0.50%	2,601	19.924476	51,824	0.09%	3.03%
2015	0.80%	2,356	27.710697	65,286	0.09%	2.72%
2014	0.50%	2,825	19.339075	54,633	0.46%	14.83%
2014	0.80%	2,653	26.977341	71,571	0.46%	14.49%
2013	0.50%	2,645	16.841069	44,545	0.93%	29.09%
2013	0.80%	3,295	23.563276	77,641	0.93%	28.71%
2012	0.50%	3,471	13.045743	45,282	0.66%	13.55%
2012	0.80%	4,036	18.307827	73,890	0.66%	13.21%
2011	0.50%	4,636	11.489163	53,264	0.36%	-1.64%
2011	0.80%	4,257	16.171947	68,844	0.36%	-1.94%
Core Bond Fund/VA - Non-Service Shares (OVB)
2015	0.50%	673	12.527067	8,431	4.03%	0.46%
2015	0.80%	221	23.706576	5,239	4.03%	0.16%
2014	0.50%	648	12.470017	8,081	5.96%	6.73%
2014	0.80%	229	23.669529	5,420	5.96%	6.41%
2013	0.50%	1,330	11.683684	15,539	5.63%	-0.60%
2013	0.80%	231	22.243594	5,138	5.63%	-0.90%
2012	0.50%	1,224	11.753895	14,387	4.99%	9.74%
2012	0.80%	473	22.444505	10,616	4.99%	9.41%
2011	0.50%	1,206	10.710654	12,917	5.65%	7.73%
2011	0.80%	524	20.513983	10,749	5.65%	7.41%

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	0.50%	4,362	$25.519152	$111,315	1.32%	3.43%
2015	0.80%	743	65.680242	48,800	1.32%	3.12%
2014	0.50%	4,479	24.673900	110,514	1.09%	1.78%
2014	0.80%	828	63.695578	52,740	1.09%	1.48%
2013	0.50%	4,898	24.241882	118,737	1.42%	26.67%
2013	0.80%	910	62.768366	57,119	1.42%	26.29%
2012	0.50%	4,602	19.137540	88,071	2.23%	20.66%
2012	0.80%	1,411	49.700720	70,128	2.23%	20.30%
2011	0.50%	6,361	15.860887	100,891	1.27%	-8.75%
2011	0.80%	1,505	41.315188	62,179	1.27%	-9.02%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2015	0.50%	1,134	17.259393	19,572	6.40%	-13.52%
2015	0.80%	554	22.732631	12,594	6.40%	-13.78%
2014	0.50%	1,151	19.957765	22,971	5.08%	1.67%
2014	0.80%	548	26.365744	14,448	5.08%	1.37%
2013	0.50%	1,202	19.629032	23,594	2.06%	-9.62%
2013	0.80%	577	26.009363	15,007	2.06%	-9.89%
2012	0.50%	3,694	21.718706	80,229	2.17%	5.02%
2012	0.80%	568	28.864790	16,395	2.17%	4.71%
2011	0.50%	3,748	20.680148	77,509	7.68%	7.60%
2011	0.80%	572	27.567293	15,768	7.68%	7.28%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2015	0.50%	1,849	33.225819	61,435	0.58%	-14.42%
2015	0.80%	482	24.242135	11,685	0.58%	-14.68%
2014	0.50%	2,074	38.824686	80,522	0.55%	-0.91%
2014	0.80%	651	28.412384	18,496	0.55%	-1.21%
2013	0.50%	2,074	39.181707	81,263	1.59%	11.46%
2013	0.80%	1,228	28.759870	35,317	1.59%	11.13%
2012	0.50%	2,497	35.152690	87,776	0.00%	29.16%
2012	0.80%	1,333	25.880034	34,498	0.00%	28.77%
2011	0.50%	3,245	27.216583	88,318	1.06%	-26.11%
2011	0.80%	1,439	20.097645	28,921	1.06%	-26.33%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	0.50%	1,138	22.096635	25,146	0.03%	-33.78%
2015	0.80%	128	34.803749	4,455	0.03%	-33.98%
2014	0.50%	1,430	33.367803	47,716	0.09%	-19.51%
2014	0.80%	141	52.714985	7,433	0.09%	-19.75%
2013	0.50%	1,448	41.454084	60,026	0.77%	9.98%
2013	0.80%	154	65.687029	10,116	0.77%	9.65%
2012	0.50%	2,197	37.691455	82,808	0.54%	2.87%
2012	0.80%	158	59.904316	9,465	0.54%	2.56%
2011	0.50%	2,645	36.640068	96,913	1.22%	-16.87%
2011	0.80%	196	58.408748	11,448	1.22%	-17.12%
Advantage VT Discovery Fund (SVDF)
2015	0.50%	1,589	34.582136	54,951	0.00%	-1.95%
2015	0.80%	158	74.214127	11,726	0.00%	-2.25%
2014	0.50%	1,745	35.271412	61,549	0.00%	-0.15%
2014	0.80%	234	75.920836	17,765	0.00%	-0.44%
2013	0.50%	1,788	35.322815	63,157	0.01%	43.08%
2013	0.80%	303	76.260026	23,107	0.01%	42.66%
2012	0.50%	1,335	24.686869	32,957	0.00%	17.15%
2012	0.80%	583	53.457547	31,166	0.00%	16.80%
2011	0.50%	1,610	21.073464	33,928	0.00%	-0.08%
2011	0.80%	570	45.770390	26,089	0.00%	-0.38%

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Opportunity Fund - Class 2 (SVOF)
2015	0.50%	3,989	$24.182243	$96,463	0.13%	-3.57%
2015	0.80%	345	93.518492	32,264	0.13%	-3.86%
2014	0.50%	4,174	25.076876	104,671	0.06%	9.87%
2014	0.80%	350	97.269761	34,044	0.06%	9.54%
2013	0.50%	4,667	22.823494	106,517	0.20%	30.03%
2013	0.80%	405	88.795213	35,962	0.20%	29.64%
2012	0.50%	4,443	17.552953	77,988	0.10%	14.94%
2012	0.80%	554	68.495126	37,946	0.10%	14.60%
2011	0.50%	4,781	15.270826	73,010	0.14%	-5.99%
2011	0.80%	594	59.769284	35,503	0.14%	-6.27%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.50%	277	9.678019	2,681	0.76%	17.23%
2013	0.80%	84	9.514826	799	0.76%	16.87%
2012	0.80%	142	8.141051	1,156	0.73%	14.65%
2011	0.80%	203	7.100526	1,441	1.18%	-10.48%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.50%	231	11.826670	2,732	1.72%	20.74%
2013	0.80%	548	11.627292	6,372	1.72%	20.37%
2012	0.80%	420	9.659227	4,057	0.60%	14.85%
2011	0.80%	454	8.409948	3,818	1.14%	-10.09%
Balanced Portfolio - I Class Shares (obsolete) (AMBP)
2014	0.50%	21,368	17.008569	363,439	0.00%	3.66%
2014	0.80%	6,119	33.608911	205,653	0.00%	3.35%
2013	0.50%	22,522	16.407522	369,530	0.00%	17.89%
2013	0.80%	7,483	32.518664	243,337	0.00%	17.54%
2012	0.50%	22,843	13.917384	317,915	0.00%	8.80%
2012	0.80%	9,148	27.666206	253,090	0.00%	8.47%
2011	0.50%	23,664	12.792242	302,716	0.30%	-1.13%
2011	0.80%	11,291	25.506132	287,990	0.30%	-1.42%
Growth Portfolio - I Class Shares (obsolete) (AMTG)
2014	0.50%	6,307	25.712957	162,172	0.00%	6.36%
2014	0.80%	506	52.787243	26,710	0.00%	6.04%
2013	0.50%	6,325	24.175775	152,912	0.00%	31.19%
2013	0.80%	603	49.780631	30,018	0.00%	30.80%
2012	0.50%	5,670	18.427557	104,484	0.00%	12.04%
2012	0.80%	1,080	38.058319	41,103	0.00%	11.70%
2011	0.50%	5,356	16.447598	88,093	0.00%	-0.71%
2011	0.80%	1,428	34.071422	48,654	0.00%	-1.01%

2015	Contract owners equity:				$16,311,265
2014	Contract owners equity:				$17,356,499
2013	Contract owners equity:				$17,444,780
2012	Contract owners equity:				$15,271,828
2011	Contract owners equity:				$15,790,875
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.